Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenues, net	$ 9,587,978	$ 6,962,241
Cost of revenues	6,298,249	4,659,769
Gross Profit	3,289,729	2,302,472
Operating expenses:
Selling, general and administrative expenses	2,005,687	3,996,714
Total operating expenses	2,005,687	3,996,714
Income (loss) from operations	1,284,042	(1,694,242)
Other income (expense)
Other income	86,459	127,373
Interest and financing expenses, net	(198,778)	(216,131)
Other expenses	(12,790)	(107,826)
Total other income (loss), net	(125,109)	(196,584)
Income (loss) before income taxes	1,158,933	(1,890,826)
Income tax expense	168,884	11,522
Net income (loss)	990,049	(1,902,348)
Comprehensive income (loss)
Net income	990,049	(1,902,348)
Other comprehensive income (loss)
Foreign currency translation adjustment	1,025,418	(486,237)
Comprehensive income (loss)	$ 2,015,467	$ (2,388,585)
Earnings (loss) per share
Basic (in Dollars per share)	$ 0.01	$ (0.15)
Diluted (in Dollars per share)	$ 0.01	$ (0.15)
Weighted average common shares outstanding
Basic (in Shares)	73,438,750	12,607,981
Diluted (in Shares)	73,438,750	12,607,981